RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related party transactions
(in thousands)	2020	2019

Management fees:
Base and variable fees	$2,011	$1,822
Discretionary fees	300	—
Commission fees	293	144
	$2,604	$1,966

Related party compensation
(in thousands)	2020	2019

Salaries and short-term employee benefits	$(1,899)	$(2,024)
Share-based compensation	(1,507)	(1,881)
Termination benefits	—	(481)
Key management personnel compensation	$(3,406)	$(4,386)